Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	20,336	-	-	80,842	-	-	-	101,178
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	-	-	20,308	-	-	-	24,098
Balance at November 30, 2019	554,876	156,059	172,498	5,387,953	1,441,452	276,300	76,458	8,065,596

Accumulated depreciation
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	77,179	12,465	10,501	413,576	82,835	15,500	680	612,736
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	57,128	6,233	8,402	339,210	82,836	12,401	476	506,685
Balance at November 30, 2019	420,790	149,826	138,893	3,422,018	1,358,616	226,699	75,348	5,792,190

Net book value at:
November 30, 2018	187,424	12,466	42,007	2,284,837	165,671	62,002	1,586	2,755,993
November 30, 2019	134,086	6,233	33,605	1,965,935	82,836	49,601	1,110	2,273,406